UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    June 30, 2000


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    108

Form 13F Information Table Value Total:    $156,652


List of Other Included Managers:

No.  13F File Number      Name




           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        CL A             002824100    1,750.8    39,288
39,288
            39,288
Abercrombie & Fitch-CL A   Common           002896207    1,048.4    86,025
86,025
                      86,025
AER Energy Resources       Common           000944108       31.0    28,163
28,163
                  28,163
Agilent Technologies Inc.  Common           00846U101      433.4     5,877
5,877
                 5,877
American Home Prod         Common           026609107      823.7    14,020
14,020
                  14,020
American Int'l Group       Common           026874107    1,554.1    13,226
13,226
                13,226
Amgen Inc.                 Common           031162100    3,042.3    43,307
43,307
            43,307
Asyst Technologies         Common           04648X107    2,702.3    78,900
78,900
                78,900
AT&T                       Common           001957109    1,004.4    31,761
31,761
          31,761
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,345.3    97,400
97,400
               97,400
Avery Dennison             Common           053611109    2,228.7    33,202
33,202
              33,202
BB&T Corp                  Common           054937107    1,492.3    62,505
62,505
              62,505
Becton Dickinson & Co.     Common           075887109    1,330.8    46,388
46,388
                   46,388
BJ Wholesale Club          Common           05548J106    2,069.9    62,725
62,725
               62,725
BMC Software Inc.          Common           055921100    1,639.2    44,928
44,928
                 44,928
BP Amoco PLC               Common           055622104      481.6     8,514
8,514
               8,514
Bristol-Meyers Squibb      Common           110122108      335.2     5,755
5,755
               5,755
Cedar Fair                 Dep. Unit        150185106    3,797.0   197,247
197,247
         197,247
Ceres Group, Inc.          Common           156772105       70.3    11,838
11,838
            11,838
Chart Industries Ind.      Common           16115Q100      143.7    29,470
29,470
              29,470
CheckFree  Corp            Common           162813109      771.0    14,952
14,952
              14,952
Cintas                     Common           172908105      258.1     7,035
7,035
      7,035
Cisco Systems              Common           17275R102    9,074.1   142,758
142,758
              142,758
Cleveland-Cliffs Inc.      Common           185896107      292.9    11,349
11,349
             11,349
Comcast Corp. CL A         CL A             200300101    2,268.2    56,005
56,005
               56,005
Credence Systems           Common           225302108    1,311.3    23,760
23,760
                23,760
Cypress Semiconductor Corp.Common           232809109      560.5    13,267
13,267
                      13,267
Dal-Tile Int'l Inc.        Common           23426R108    2,401.9   291,142
291,142
            291,142
Datawatch Corp.            Common           237917109       94.8    44,600
44,600
             44,600
DeVry Inc.                 Common           251893103    1,559.8    59,000
59,000
           59,000
Dover Corp.                Common           260003108    1,773.2    43,715
43,715
            43,715
Dow Chemical               Common           260543103      602.3    19,953
19,953
             19,953
Duke-Weeks Realty Corp.    Common           264411505    1,315.7    58,800
58,800
                     58,800
Electro Scientific Ind.    Common           285229100      844.1    19,170
19,170
             19,170
Emerson Electric           Common           291011104    2,504.5    41,482
41,482
              41,482
EOG Resources Inc.         Common           26875P101      361.8    10,800
10,800
                 10,800
Expeditors Int'l Wash.     Common           302130109    4,390.7    92,435
92,435
                92,435
Exxon Mobil Corp.          Common           30231G102    3,057.0    38,943
38,943
                 38,943
Fifth Third Bancorp        Common           316773100      288.1     4,555
4,555
             4,555
Fleet Boston Corp.         Common           33901A108      389.0    11,442
11,442
               11,442
General Electric           Common           369604103    1,750.3    33,025
33,025
            33,025
Genzyme                    Common           372917104    2,895.0    48,707
48,707
           48,707
Gilead Sciences Inc.       Common           375558103      881.2    12,390
12,390
              12,390
GTE Corp.                  Common           362320103      775.8    12,463
12,463
           12,463
Guidant Corp.              Common           401698105      480.9     9,715
9,715
           9,715
Harmonic, Inc.             Common           413160102      849.9    34,340
34,340
            34,340
Henry (Jack) & Assoc., Inc.Common           426281101    3,382.2    67,475
67,475
                    67,475
Hewlett Packard            Common           428236103    1,875.0    15,015
15,015
              15,015
HI/FN, Inc.                Common           428358105      433.5     9,770
9,770
         9,770
Home Depot                 Common           437076102      335.4     6,717
6,717
            6,717
Huntington Bancshares      Common           446150104      206.0    13,029
13,029
                 13,029
IBM                        Common           459200101      284.2     2,594
2,594
      2,594
Illinois Tool Works        Common           452308109    2,564.8    44,997
44,997
               44,997
Inktomi Corp.              Common           457277101    1,129.4     9,551
9,551
            9,551
Intel                      Common           458140100    8,992.1    67,262
67,262
      67,262
John Hancock Bk & Thrift   Sh.Ben.Int       409735107    1,012.2   151,354
151,354
                    151,354
Keane, Inc.                Common           486665102    1,621.7    74,992
74,992
          74,992
KeyCorp                    Common           493267108      305.4    17,326
17,326
          17,326
Landec Corp.               Common           514766104      298.8    54,950
54,950
            54,950
Lilly, Eli & Co.           Common           532457108      229.7     2,300
2,300
         2,300
Matria Healthcare Inc.     Common           576817100      549.3   119,575
119,575
                119,575
Matrix Pharmaceutical      Common           576844104    1,277.2    97,775
97,775
                 97,775
Mattel Inc.                Common            577081102     528.1    40,045
40,045
         40,045
McDonald's                 Common           580135101    2,073.1    62,941
62,941
            62,941
Merck                      Common           589331107      787.4    10,276
10,276
        10,276
MFS Multimarket Income TrusSh.Ben.Int        552737108     332.5    53,733
53,733
                      53,733
Microsoft                  Common           594918104    2,973.6    37,170
37,170
          37,170
Morgan Stanley Emerg Mkts FCommon           61744G107      569.3    37,950
37,950
                        37,950
Minnesota Mining & Mfg.    Common            604059105     261.8     3,173
3,173
                   3,173
Morton Industrial Group, InCommon           619328107      165.5    44,146
44,146
                   44,146
NASDAQ 100 Shares          Unit Ser 1       631100104      638.3     6,850
6,850
                6,850
National City Corp.        Common           635405103      272.6    15,978
15,978
              15,978
NCS Healthcare Inc. - CL A Common           628874109       12.0    16,000
16,000
                   16,000
Neogen                     Common           640491106    1,549.4   247,900
247,900
          247,900
Netrix Corp.               Common           641148101      715.7    58,125
58,125
          58,125
Netsolve, Inc.             Common           64115J106      318.5    12,249
12,249
          12,249
Nortel Networks Corp.      Common           656569100   10,133.5   148,476
148,476
                    148,476
NUMED Home Health Care Inc.Common           67052T201        1.0    13,250
13,250
                         13,250
Omnicom Group Inc.         Common           681919106    1,929.1    21,660
21,660
                  21,660
Oppenheimer Multi-Sector InSh.Ben.Int       683933105      104.0    12,800
12,800
                   12,800
Parametric Technology Corp Common           699173100    1,191.5   108,315
108,315
                       108,315
Pfizer, Inc.               Common           717081103    1,295.0    26,980
26,980
        26,980
Plato Learning, Inc.       Common           72764Y100    2,599.7   189,072
189,072
                189,072
PNC Financial Serv. Group  Common           693475105      414.0     8,832
8,832
                   8,832
Power Integrations, Inc.   Common           741477103      897.9    38,109
38,109
                38,109
Procter & Gamble           Common           742718109    1,590.9    27,788
27,788
                27,788
Qwest Com Intl Inc         Common           749121109    1,440.0    28,982
28,982
                28,982
R & B Falcon Corp.         Common           74912E101      493.4    20,940
20,940
                20,940
Royal Dutch Petroleum      Common           780257804    2,643.5    42,940
42,940
                   42,940
SBC Communications, Inc.   Common           78387G103      219.1     5,065
5,065
                     5,065
Schering Plough            Common           806605101    1,491.8    29,540
29,540
              29,540
Schlumberger Ltd.          Common           806857108      339.5     4,550
4,550
             4,550
Schwab (Charles)           Common           808513105      226.8     6,744
6,744
             6,744
Sky Financial Group, Inc.  Common           83080P103      274.8    17,242
17,242
                 17,242
Sovereign Bancorp          Common           845905108    1,105.9   157,287
157,287
                 157,287
Stericycle Inc.            Common           858912108    1,305.0    54,375
54,375
           54,375
Steris Corp.               Common           859152100    2,519.8   283,921
283,921
           283,921
Sun Microsystems           Common           866810104      309.2     3,400
3,400
              3,400
Texas Instruments          Common           882508104      899.8    13,100
13,100
              13,100
TJX Companies, Inc.        Common           872540109    2,415.0   128,800
128,800
                  128,800
TRW                        Common           872649108      529.4    12,206
12,206
        12,206
Templeton Global Inc.Fund  Common           880198106      771.1   124,623
124,623
                     124,623
Ventana Medical Systems    Common           92276H106    2,308.9    98,250
98,250
                     98,250
Vitesse Semiconductor Corp.Common           928497106    4,288.3    58,295
58,295
                      58,295
Walgreen                   Common           931422109      457.7    14,220
14,220
         14,220
Watson Pharmaceuticals Inc Common           942683103    4,116.4    76,585
76,585
                     76,585
Wells Fargo Company        Common            949740104   1,900.8    49,054
49,054
                   49,054
Worldcom, Inc.             Common           98157D106    1,668.3    36,367
36,367
               36,367


13F REPORT 2ND Q 2000                      GRAND TOTAL 156,652.4

